Investments In Affiliated Companies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Philippine Long Distance Telephone Company	Nov. 30, 2011 Philippine Long Distance Telephone Company	Mar. 31, 2011 Philippine Long Distance Telephone Company	Mar. 31, 2008 Philippine Long Distance Telephone Company	Feb. 28, 2008 Philippine Long Distance Telephone Company	Mar. 31, 2010 Tata Teleservices Limited	Mar. 31, 2012 Tata Teleservices Limited	Mar. 25, 2009 Tata Teleservices Limited
Investments in and Advances to Affiliates [Line Items]
Equity method investment, acquired ownership percentage								7.00%			26.00%
Equity method investment, aggregate cost					¥ 19,519			¥ 98,943		¥ 14,424	¥ 252,321
Equity method investment, ownership percentage					20.00%		21.00%	13.00%		27.00%
Carrying amount of investment				119,735		104,748
Aggregate market price				229,095		176,729
Equity in earnings (losses) of affiliated companies	(2,986)	1,670	8,794						(2,788)
Investments in affiliates, period decrease									(4,710)
Share of undistributed earnings of affiliated companies included in consolidated retained earnings	68,779	61,016	61,736
Investments in and advances to affiliates, total	128,821
Investments in and advances to affiliates, related market value	247,718
Equity method investment, difference between carrying values and underlying equity	¥ 313,088	¥ 362,135